Cover	Sep. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2024
Entity File Number	001-41898
Entity Registrant Name	IRON HORSE ACQUISITIONS CORP.
Entity Central Index Key	0001901203
Entity Tax Identification Number	87-4105289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	P.O. Box 2506
Entity Address, City or Town	Toluca Lake
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91610
City Area Code	310
Local Phone Number	290-5383
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	IROH
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	IROHR
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	IROHU
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	IROHW
Security Exchange Name	NASDAQ